UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AVAYX

November 30, 2025

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Portfolio Information

AB Virginia Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$207,697,441
# of Portfolio Holdings	119
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$337,453

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	11.4%
AA	40.4%
A	18.4%
BBB	20.4%
BB	2.2%
B	1.3%
A-1+	0.5%
Not Rated	5.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: AVAYX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AVAYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-VA-ADV-0154-1125

Advisor Class: AVAYX

2

Class A: AVAAX

November 30, 2025

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Portfolio Information

AB Virginia Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVAAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$207,697,441
# of Portfolio Holdings	119
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$337,453

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	11.4%
AA	40.4%
A	18.4%
BBB	20.4%
BB	2.2%
B	1.3%
A-1+	0.5%
Not Rated	5.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: AVAAX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AVAAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-VA-A-0154-1125

Class A: AVAAX

2

Class C: AVACX

November 30, 2025

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Portfolio Information

AB Virginia Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$207,697,441
# of Portfolio Holdings	119
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$337,453

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	11.4%
AA	40.4%
A	18.4%
BBB	20.4%
BB	2.2%
B	1.3%
A-1+	0.5%
Not Rated	5.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: AVACX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AVACX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-VA-C-0154-1125

Class C: AVACX

2

Advisor Class: AMAYX

November 30, 2025

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Portfolio Information

AB Massachusetts Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$260,426,454
# of Portfolio Holdings	144
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$401,336

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	17.9%
AA	31.1%
A	25.4%
BBB	18.0%
BB	3.9%
A-1+	0.8%
Not Rated	2.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: AMAYX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AMAYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-MA-ADV-0154-1125

Advisor Class: AMAYX

2

Class A: AMAAX

November 30, 2025

SCAN ME

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Portfolio Information

AB Massachusetts Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMAAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$260,426,454
# of Portfolio Holdings	144
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$401,336

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	17.9%
AA	31.1%
A	25.4%
BBB	18.0%
BB	3.9%
A-1+	0.8%
Not Rated	2.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: AMAAX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AMAAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-MA-A-0154-1125

Class A: AMAAX

2

Class C: AMACX

November 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB Massachusetts Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$260,426,454
# of Portfolio Holdings	144
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$401,336

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	17.9%
AA	31.1%
A	25.4%
BBB	18.0%
BB	3.9%
A-1+	0.8%
Not Rated	2.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: AMACX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AMACX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-MA-C-0154-1125

Class C: AMACX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

November 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL INCOME FUND II

+	AB MASSACHUSETTS PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.9%
Long-Term Municipal Bonds – 92.9%
Massachusetts – 80.1%
City of Boston MA (City of Boston MA) Series 2023 5.00%, 11/01/2041	$1,000	$1,121,758
City of Quincy MA (City of Quincy MA) Series 2022-A 5.00%, 06/01/2047	3,060	3,464,430
Series 2025 5.00%, 07/24/2026	6,000	6,089,078
City of Worcester MA (City of Worcester MA) AG Series 2022 3.00%, 02/01/2046	2,600	2,026,338
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2018-A 5.00%, 01/01/2042	5,000	5,131,195
Series 2021-B 2.00%, 04/01/2050	1,000	601,484
Series 2022-B 3.00%, 02/01/2045	4,965	3,957,456
4.11%, 07/15/2031	396	395,556
Series 2022-C 5.00%, 10/01/2052	2,005	2,077,192
Series 2024 5.00%, 12/01/2054	5,000	5,231,044
Series 2024-E 5.00%, 08/01/2054	1,670	1,744,714
Series 2025-A 5.00%, 04/01/2045	1,500	1,613,531
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2022 5.00%, 06/01/2050	2,000	2,058,631
Series 2022-B 5.00%, 06/01/2052	3,000	3,107,063
Series 2023 5.00%, 06/01/2053	1,405	1,461,717
Series 2023-B 5.00%, 06/01/2051	3,000	3,124,930

ABFunds.com	AB Municipal Income Fund II 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Marthas Vineyard Land Bank (Marthas Vineyard Land Bank) BAM Series 2014 5.00%, 05/01/2031	$1,000	$1,009,815
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 07/01/2040	2,000	2,048,498
Series 2020 5.00%, 07/01/2050	3,000	3,043,084
Series 2023-A 5.25%, 07/01/2048	1,000	1,071,883
5.25%, 07/01/2053	4,000	4,250,689
Series 2025-B 5.00%, 07/01/2045	500	538,688
5.25%, 07/01/2055	3,500	3,760,637
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040	600	662,915
5.00%, 02/01/2042	1,050	1,140,110
5.00%, 02/01/2044	1,500	1,605,930
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,150	7,152,845
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,049,044
Series 2023 5.00%, 07/01/2034	2,000	2,264,563
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,702,491
Series 2023 4.375%, 07/01/2052	2,000	1,822,751
5.25%, 07/01/2052	2,000	2,011,055
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	1,795	1,909,726
5.00%, 10/01/2039	1,780	1,875,205
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	600	607,351

2 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2054(a)	$1,200	$1,143,023
Massachusetts Development Finance Agency (Children’s Hospital Obligated Group) Series 2024-T 5.25%, 03/01/2054	2,000	2,124,394
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	1,000	973,702
5.25%, 01/01/2042	1,000	1,003,338
Series 2025 5.25%, 01/01/2038	1,210	1,308,359
5.25%, 01/01/2041	1,230	1,287,988
5.25%, 01/01/2043	1,000	1,025,631
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,002,772
5.00%, 10/01/2034	2,100	2,104,574
Massachusetts Development Finance Agency (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	907,273
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.875%, 12/01/2060(a)	1,000	920,619
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,059,612
Massachusetts Development Finance Agency (Mass General Brigham) Series 2015-O 4.00%, 07/01/2045	5,855	5,363,739
Series 2016 5.00%, 07/01/2031	1,000	1,012,741
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,000,312
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,200	3,130,992
Series 2022 5.00%, 07/01/2052	1,000	974,039

ABFunds.com	AB Municipal Income Fund II 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2047(a)	$2,000	$1,984,386
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041	1,500	1,634,046
5.00%, 10/01/2042	3,000	3,240,770
Massachusetts Development Finance Agency (Prerefunded – US Treasuries) Series 2019-A 5.00%, 06/01/2039	1,400	1,514,213
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	837,713
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055	3,250	3,402,828
5.50%, 06/01/2050	4,000	4,315,286
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	1,021,529
Massachusetts Development Finance Agency (Simmons University) Series 2020-M 4.00%, 10/01/2050	1,000	704,891
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,080	2,038,692
5.00%, 07/01/2041	2,500	2,503,490
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2013 4.00%, 07/01/2043	1,750	1,611,382
Series 2021-G 4.00%, 07/01/2046	1,750	1,551,464
5.00%, 07/01/2037	1,000	1,070,812
5.00%, 07/01/2050	3,550	3,561,818
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,270,044
Series 2021-B 4.00%, 06/01/2050	1,000	786,649

4 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Suffolk University) Series 2021 4.00%, 07/01/2051	$1,000	$805,777
Series 2025 5.25%, 07/01/2055	3,000	2,986,189
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,027,916
Series 2021-V 5.00%, 07/01/2055	1,000	1,125,292
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy/The) Series 2023 5.00%, 10/01/2033	1,000	1,175,222
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	1,007,183
Series 2024 8.50%, 10/01/2026	200	200,221
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,511,325
Series 2025 4.50%, 07/01/2054	3,500	3,327,275
5.00%, 07/01/2045	1,000	1,031,874
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,045,718
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035	1,710	2,024,602
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	2,000	2,123,099
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031	1,765	1,875,240
Series 2019-A 5.00%, 07/01/2032	4,685	4,966,922
5.00%, 07/01/2036	4,000	4,193,644
5.00%, 07/01/2038	2,500	2,602,142

ABFunds.com	AB Municipal Income Fund II 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019-C 5.00%, 07/01/2049	$1,000	$1,010,383
Series 2021-E 5.00%, 07/01/2051	5,000	5,074,318
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,212,356
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034	1,000	1,067,873
Massachusetts Water Resources Authority (Prerefunded – US Treasuries) Series 2016-C 5.00%, 08/01/2033	5,500	5,590,444
Town of Weymouth MA (Town of Weymouth MA) Series 2021 2.00%, 09/15/2045	2,000	1,311,811
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,602,474
Series 2020 3.013%, 11/01/2043	2,000	1,556,279

		208,582,097

Alabama – 3.0%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,084,598
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,200	1,232,113
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,076,040
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,200	1,287,002

6 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	$1,000	$1,081,546
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,044,253
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,059,262

		7,864,814

American Samoa – 0.7%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2035(a)(b)	1,200	1,272,875
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	395	421,597

		1,694,472

Arizona – 0.4%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,084,934

California – 0.6%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,300	1,599,077

Florida – 0.0%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	100	80,872

Georgia – 0.5%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	1,200	1,223,784

ABFunds.com	AB Municipal Income Fund II 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Guam – 2.5%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043	$210	$182,274
Series 2023 5.25%, 10/01/2036	100	108,745
5.375%, 10/01/2043	200	208,427
Series 2024-A 5.25%, 10/01/2043	615	638,095
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046	1,125	1,150,824
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	350	358,346
5.00%, 10/01/2040	1,420	1,443,592
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	2,166,137
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	150	158,395

		6,414,835

Illinois – 0.0%
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) Series 2005 0.00%, 01/01/2024(c)(d)	12	11,671

Indiana – 0.0%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)(e)(f)	250	12,500

Kentucky – 0.4%
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	1,000	1,061,665

8 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	$1,170	$1,182,423

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037	540	481,781
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	1,000	1,021,433

		1,503,214

Puerto Rico – 1.6%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2029	120	127,356
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	610	635,365
5.00%, 07/01/2035(a)	500	517,544
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	240	244,629
NATL Series 2007-V 5.25%, 07/01/2032	300	303,781
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	52	51,825
6.625%, 01/01/2028	397	394,521
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	600	679,970
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046	1,000	339,250

ABFunds.com	AB Municipal Income Fund II 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$165	$160,646
4.55%, 07/01/2040	22	21,910
5.00%, 07/01/2058	815	792,680

		4,269,477

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	560	537,850

Texas – 1.0%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	100	95,644
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,200	1,285,120
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,102,578

		2,483,342

Wisconsin – 0.8%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,000,000
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	1,100	1,215,294

		2,215,294

Total Long-Term Municipal Bonds (cost $246,456,111)		241,822,321

Short-Term Municipal Notes – 1.0%
Massachusetts – 1.0%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	2,000	2,038,425

10 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Health & Educational Facilities Authority (Mass General Brigham) Series 2011 2.50%, 07/01/2040(g)	$615	$615,000

Total Short-Term Municipal Notes (cost $2,654,187)		2,653,425

Total Municipal Obligations (cost $249,110,298)		244,475,746

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(h)(i) (cost $156,813)	8,741	25,436

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(j)(k)(l) (cost $12,489,944)	12,489,944	12,489,944

Total Investments – 98.7% (cost $261,757,055)		256,991,126
Other assets less liabilities – 1.3%		3,435,328

Net Assets – 100.0%		$260,426,454

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	7,250	10/15/2029	2.569%	CPI#	Maturity	$(18,485)	$	– 0	–	$(18,485)
USD	7,000	10/15/2029	2.485%	CPI#	Maturity	10,713		– 0	–	10,713

						$(7,772)	$	– 0	–	$(7,772)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

ABFunds.com	AB Municipal Income Fund II 11

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,000	08/15/2031	1 Day SOFR	4.053%	Annual	$497,307	$	– 0	–	$497,307
USD	1,230	02/15/2035	3.738%	1 Day SOFR	Annual	(10,955)		– 0	–	(10,955)
USD	2,100	09/25/2035	3.587%	1 Day SOFR	Annual	4,600		– 0	–	4,600

						$490,952	$	– 0	–	$490,952

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$150,905	$	– 0	–	$150,905

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2025, the aggregate market value of these securities amounted to $8,136,254 or 3.1% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Defaulted matured security.

(d)	Non-income producing security.

(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of November 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	$257,805	$12,500	0.00%

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Fair valued by the Adviser.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	Affiliated investments.

(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

12 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

As of November 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund II 13

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.3%
Long-Term Municipal Bonds – 92.8%
Virginia – 59.3%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$4,000	$3,822,943
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	585,383
Chesapeake Bay Bridge & Tunnel District (Chesapeake Bay Bridge & Tunnel District) Series 2016 5.00%, 07/01/2046	4,000	4,007,090
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2048	7,000	7,385,692
City of Richmond VA Public Utility Revenue (Prerefunded – US Govt Agencies) Series 2016 5.00%, 01/15/2034	4,000	4,011,528
County of Fairfax VA (County of Fairfax VA) Series 2023-A 4.00%, 10/01/2041	4,445	4,512,151
Fairfax County Economic Development Authority (Prerefunded – US Treasuries) Series 2016 4.00%, 04/01/2035	415	416,937
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2018-A 4.00%, 05/15/2048	1,500	1,413,911
Series 2022 4.00%, 05/15/2042	2,000	1,980,176
Series 2024 5.00%, 05/15/2051	1,000	1,039,753
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2017-A 5.00%, 10/01/2033	3,550	3,701,285

14 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hampton Roads Transportation Accountability Commission (Hampton Roads Transportation Fund) Series 2022-A 4.00%, 07/01/2052	$2,000	$1,844,781
Series 2024-A 5.25%, 07/01/2059	1,410	1,498,641
Hampton Roads Transportation Accountability Commission (Prerefunded – US Treasuries) Series 2018-A 5.00%, 07/01/2035	4,000	4,203,828
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	2,000	2,088,736
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,013,430
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,229,388
Series 2024-A 6.875%, 12/01/2058	500	540,925
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,502,685
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,754,576
Norfolk Airport Authority/VA (Norfolk Airport Authority/VA) Series 2019 5.00%, 07/01/2043	2,870	2,935,435
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,000	977,953
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	950	931,916

ABFunds.com	AB Municipal Income Fund II 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	$1,000	$1,025,570
4.00%, 07/01/2038	1,550	1,570,222
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,149,455
5.00%, 09/01/2038	1,535	1,549,660
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	1,006,801
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	1,085	1,088,494
5.00%, 12/01/2039	1,000	1,031,631
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,000,950
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	2,000	1,657,572
University of Virginia (University of Virginia) Series 2020 2.256%, 09/01/2050	1,000	596,447
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	370	331,055
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	500	547,610
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,663,865

16 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	$1,000	$758,840
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,490,698
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036	3,125	3,096,993
Series 2025 6.00%, 06/01/2055	1,000	1,063,184
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,019,752
Virginia Port Authority (Prerefunded – US Treasuries) Series 2016-B 5.00%, 07/01/2035	2,000	2,021,662
5.00%, 07/01/2036	4,160	4,205,057
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044	2,000	2,150,435
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	2,000	2,252,211
Virginia Resources Authority (Virginia Resources Authority) Series 2011-B 5.00%, 11/01/2026	20	20,026
Series 2016-C 4.00%, 11/01/2034	2,000	2,016,484
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	4,580	4,894,945
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2020 4.00%, 12/01/2049	3,500	3,136,223
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2040	4,825	4,678,186

ABFunds.com	AB Municipal Income Fund II 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2052	$3,350	$3,251,889
5.00%, 12/31/2056	1,000	961,478
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	2,000	1,928,862
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	1,000	769,031
4.00%, 01/01/2051	1,500	1,296,333
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	951,546
Williamsburg Economic Development Authority (Colonial Williamsburg Foundation/The) Series 2025 4.957%, 11/01/2035	2,000	2,021,256
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034	2,000	2,002,780
5.00%, 01/01/2035	1,500	1,501,978

		123,108,324

Alabama – 4.1%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,084,598
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	1,000	1,080,801
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	1,026,761
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,076,040
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,072,502

18 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$1,000	$1,044,253
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,059,262
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	1,000	1,089,675

		8,533,892

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	448,280

Arizona – 0.5%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,084,934

California – 1.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	1,000	927,211
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,000	1,230,059

		2,157,270

District of Columbia – 18.6%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,330	2,402,994
Series 2020-A 4.00%, 10/01/2036	2,000	2,021,575
Series 2021-A 5.00%, 10/01/2046	5,000	5,118,985

ABFunds.com	AB Municipal Income Fund II 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 10/01/2038	$2,250	$2,447,085
5.50%, 10/01/2054	1,390	1,465,838
Series 2025-A 5.00%, 10/01/2036	2,000	2,256,038
5.00%, 10/01/2050	1,000	1,028,089
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	5,000	3,123,380
Series 2010-B 6.50%, 10/01/2044(b)	4,300	4,587,456
Series 2019 5.00%, 10/01/2034	1,500	1,589,751
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2048	3,000	3,123,841
Series 2024 5.25%, 07/15/2059	4,000	4,216,786
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority) Series 2017-A 5.00%, 07/01/2031	1,145	1,184,917
5.00%, 07/01/2032	3,950	4,083,014

		38,649,749

Guam – 3.9%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043	165	143,215
Series 2024-A 5.25%, 10/01/2041	1,000	1,054,624
Guam Department of Education (Guam Dept. of Education COP) Series 2020 5.00%, 02/01/2040	1,000	1,010,512
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,034,396
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,630	1,668,869

20 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	$150	$158,396
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,316,012
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,597,204

		7,983,228

Illinois – 1.1%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	2,200	2,200,034

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	81,456

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037	560	499,625

Puerto Rico – 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	455	473,920
5.00%, 07/01/2035(a)	250	258,772
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	235	239,532
NATL Series 2007-V 5.25%, 07/01/2032	300	303,781

ABFunds.com	AB Municipal Income Fund II 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	$50	$50,022
6.625%, 01/01/2028	384	380,798
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	275	262,772
4.00%, 07/01/2040	295	272,845
5.00%, 07/01/2034	110	116,715
5.00%, 07/01/2035	115	121,503
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	400	453,314
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046	1,000	339,250
Series 2019-A 4.329%, 07/01/2040	160	155,778
5.00%, 07/01/2058	955	928,846

		4,357,848

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	283,332

Texas – 1.1%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	100	95,644
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c)(d)(e)(f)	941	– 0	–
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,000	1,070,933

22 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	$1,000	$1,102,578

		2,269,155

Wisconsin – 0.5%
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	1,000	1,104,813

Total Long-Term Municipal Bonds (cost $195,804,621)		192,761,940

Short-Term Municipal Notes – 0.5%
Virginia – 0.5%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026 (cost $1,013,447)	1,000	1,015,101

Total Municipal Obligations (cost $196,818,068)		193,777,041

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c)(d)(e) (cost $151,338)	8,437	24,552

SHORT-TERM INVESTMENTS – 5.0%
Investment Companies – 5.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(g)(h)(i) (cost $10,465,642)	10,465,642	10,465,642

Total Investments – 98.3% (cost $207,435,048)		204,267,235
Other assets less liabilities – 1.7%		3,430,206

Net Assets – 100.0%		$207,697,441

ABFunds.com	AB Municipal Income Fund II 23

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,500	10/15/2029	2.569%	CPI#	Maturity	$(14,023)	$	– 0	–	$(14,023)
USD	5,250	10/15/2029	2.485%	CPI#	Maturity	8,035		– 0	–	8,035

						$(5,988)	$	– 0	–	$(5,988)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,200	10/15/2029	1 Day SOFR	3.785%	Annual	$40,464	$	– 0	–	$40,464
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	(69,927)		– 0	–	(69,927)
USD	1,100	10/15/2030	1 Day SOFR	4.082%	Annual	38,474		– 0	–	38,474
USD	4,000	12/03/2031	1 Day SOFR	4.111%	Annual	154,803		– 0	–	154,803
USD	2,900	07/30/2032	1 Day SOFR	3.34%	Annual	(17,134)		– 0	–	(17,134)
USD	2,600	09/22/2032	1 Day SOFR	3.407%	Annual	(4,952)		– 0	–	(4,952)

						$141,728	$	– 0	–	$141,728

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$147,911	$	– 0	–	$147,911

*	Variable interest rate based on the Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2025, the aggregate market value of these securities amounted to $7,337,740 or 3.5% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2025.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Non-income producing security.

(e)	Fair valued by the Adviser.

(f)	Defaulted.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	Affiliated investments.

(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of November 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

24 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

AG – Assured Guaranty Inc.

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund II 25

STATEMENT OF ASSETS & LIABILITIES

November 30, 2025 (unaudited)

	AB Massachusetts	AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $249,267,111 and $196,969,406, respectively)	$244,501,182	$193,801,593
Affiliated issuers (cost $12,489,944 and $10,465,642, respectively)	12,489,944	10,465,642
Cash	123,821	344,262
Cash collateral due from broker	439,116	469,606
Interest receivable	4,380,122	2,817,828
Affiliated dividends receivable	33,695	28,960
Receivable for shares of beneficial interest sold	52,576	62,123
Unrealized appreciation on interest rate swaps	150,905	147,911
Receivable due from Adviser	23,689	16,938

Total assets	262,195,050	208,154,863

Liabilities
Payable for investment securities purchased	1,258,428	– 0	–
Payable for shares of beneficial interest redeemed	135,118	168,332
Advisory fee payable	88,547	71,054
Distribution fee payable	15,750	21,913
Transfer Agent fee payable	2,867	1,857
Trustees’ fees payable	4,463	4,311
Administrative fee payable	64,373	63,659
Dividends payable	120,346	56,635
Payable for variation margin on centrally cleared swaps	26,454	28,265
Accrued expenses	52,250	41,396

Total liabilities	1,768,596	457,422

Net Assets	$260,426,454	$207,697,441

Composition of Net Assets
Shares of beneficial interest, at par	$251,910	$197,499
Additional paid-in capital	267,364,718	215,869,665
Accumulated loss	(7,190,174)	(8,369,723)

	$260,426,454	$207,697,441

See notes to financial statements.

26 AB Municipal Income Fund II	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Massachusetts Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$73,371,523	7,094,305	$10.34	*

Class C	$2,062,953	199,873	$10.32

Advisor Class	$184,991,978	17,896,782	$10.34

AB Virginia Portfolio

Class A	$100,197,088	9,528,930	$10.52	*

Class C	$3,473,920	331,226	$10.49

Advisor Class	$104,026,433	9,889,779	$10.52

*	The maximum offering price per share for Class A of AB Massachusetts Portfolio and AB Virginia Portfolio were $10.66 and $10.85, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund II 27

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2025 (unaudited)

	AB Massachusetts	AB Virginia
Investment Income
Interest	$4,911,343	$3,831,600
Dividends—Affiliated issuers	131,898	112,428

Total income	5,043,241	3,944,028

Expenses
Advisory fee (see Note B)	550,898	444,621
Distribution fee—Class A	91,403	124,783
Distribution fee—Class C	10,605	18,741
Transfer agency—Class A	13,512	13,721
Transfer agency—Class C	435	554
Transfer agency—Advisor Class	31,222	12,836
Custody and accounting	40,562	33,784
Audit and tax	24,147	24,146
Legal	24,841	24,262
Printing	12,801	11,299
Trustees’ fees	9,411	9,146
Registration fees	14,202	12,765
Administrative	48,867	48,152
Miscellaneous	8,864	9,786

Total expenses before bank overdraft expense	881,770	788,596
bank overdraft expense	449	780

Total expenses	882,219	789,376
Less: expenses waived and reimbursed by the Adviser (see Note B)	(149,562)	(107,168)

Net expenses	732,657	682,208

Net investment income	4,310,584	3,261,820

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(782,367)	(157,641)
Swaps	21,632	397,671
Net change in unrealized appreciation/depreciation of:
Investments	8,178,712	6,841,437
Swaps	(372,379)	(407,900)

Net gain on investment transactions	7,045,598	6,673,567

Net Increase in Net Assets from Operations	$11,356,182	$9,935,387

See notes to financial statements.

28 AB Municipal Income Fund II	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB Massachusetts
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,310,584	$7,903,839
Net realized gain (loss) on investment transactions	(760,735)	825,234
Net change in unrealized appreciation (depreciation) of investments	7,806,333	(6,415,183)

Net increase in net assets from operations	11,356,182	2,313,890
Distributions to Shareholders
Class A	(1,240,192)	(2,357,173)
Class C	(28,098)	(65,529)
Advisor Class	(3,087,741)	(5,443,687)
Transactions in Shares of Beneficial Interest
Net increase	24,541,060	1,778,662

Total increase (decrease)	31,541,211	(3,773,837)
Net Assets
Beginning of period	228,885,243	232,659,080

End of period	$260,426,454	$228,885,243

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund II 29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,261,820	$6,049,769
Net realized gain (loss) on investment transactions	240,030	(1,202,892)
Net change in unrealized appreciation (depreciation) of investments	6,433,537	(1,510,879)

Net increase in net assets from operations	9,935,387	3,335,998
Distributions to Shareholders
Class A	(1,583,204)	(3,097,892)
Class C	(45,543)	(101,776)
Advisor Class	(1,606,696)	(2,693,532)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	13,342,541	(1,383,039)

Total increase (decrease)	20,042,485	(3,940,241)
Net Assets
Beginning of period	187,654,956	191,595,197

End of period	$207,697,441	$187,654,956

See notes to financial statements.

30 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of two portfolios: AB Massachusetts Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class C and Advisor class shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national secu-

ABFunds.com	AB Municipal Income Fund II 31

NOTES TO FINANCIAL STATEMENTS (continued)

rities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the

32 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived

ABFunds.com	AB Municipal Income Fund II 33

NOTES TO FINANCIAL STATEMENTS (continued)

credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2025:

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$241,822,321		$ – 0	–	$241,822,321
Short-Term Municipal Notes		– 0	–	2,653,425		– 0	–	2,653,425
Preferred Stocks		– 0	–	– 0	–	25,436		25,436
Short-Term Investments		12,489,944		– 0	–	– 0	–	12,489,944

Total Investments in Securities		12,489,944		244,475,746		25,436		256,991,126
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	10,713		– 0	–	10,713	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	501,907		– 0	–	501,907	(b)
Interest Rate Swaps		– 0	–	150,905		– 0	–	150,905
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(18,485)		– 0	–	(18,485	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(10,955)		– 0	–	(10,955	)(b)

Total		$12,489,944		$245,109,831		$25,436		$257,625,211

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$192,761,940		$0	(c)	$192,761,940
Short-Term Municipal Notes		– 0	–	1,015,101		– 0	–	1,015,101
Preferred Stocks		– 0	–	– 0	–	24,552		24,552
Short-Term Investments		10,465,642		– 0	–	– 0	–	10,465,642

Total Investments in Securities		10,465,642		193,777,041		24,552	(c)	204,267,235

34 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2	Level 3			Total
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$8,035	$	– 0	–	$8,035	(b)
Centrally Cleared Interest Rate Swaps		– 0	–			– 0	–	233,741	(b)
Interest Rate Swaps		– 0	–	147,911		– 0	–	147,911
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(14,023)		– 0	–	(14,023	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(92,013)		– 0	–	(92,013	)(b)

Total		$10,465,642		$194,060,692		$24,552	(c)	$204,550,886

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the

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NOTES TO FINANCIAL STATEMENTS (continued)

securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

The Portfolios represent a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Massachusetts	.77%	1.52%	.52%
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2026 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2025, such reimbursements/waivers amounted to $143,169 and $101,646 for AB Massachusetts Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2025, the reimbursement for such services amounted to $48,867 and $48,152 for AB Massachusetts Portfolio and AB Virginia Portfolio, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2025, such compensation retained by ABIS amounted to: $11,630 and $8,992 for AB Massachusetts Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2025, as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Portfolio	Class A	Class A	Class C
AB Massachusetts	$ – 0 –	– 0 –	– 0 –
AB Virginia	– 0 –	– 0 –	– 0 –

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NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolios may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2025, such waiver amounted to:

Portfolio	Amount
Massachusetts	$6,393
Virginia	5,522

A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the six months ended November 30, 2025 is as follows:

Portfolio	Market Value 5/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)	Dividend Income (000)
AB Massachusetts	887	52,415	40,812	12,490	132
AB Virginia	538	32,395	22,467	10,466	112

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Massachusetts	$4,197,125
AB Virginia	$3,572,757

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NOTES TO FINANCIAL STATEMENTS (continued)

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2025, were as follows:

	Purchases			Sales
Portfolio	Investments	Government Securities		Investments	Government Securities
AB Massachusetts	$33,538,976	$	– 0 –	$19,729,699	$	– 0 –
AB Virginia	17,225,147		– 0 –	13,779,763		– 0 –

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized
Portfolio	Appreciation	(Depreciation)	Net Unrealized Appreciation
AB Massachusetts	$3,202,545	$(7,334,389)	$(4,131,844)
AB Virginia	2,790,758	(5,674,920)	(2,884,162)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, inflation or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may

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NOTES TO FINANCIAL STATEMENTS (continued)

be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain(loss) on swaps on the statement of operations, in addition to any realized gain(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps, inflation swaps, and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agree to adjust the securities

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NOTES TO FINANCIAL STATEMENTS (continued)

position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2025, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended November 30, 2025, the Portfolios held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended November 30, 2025, the Portfolios had entered into the following derivatives:

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$512,620	*	Payable for variation margin on centrally cleared swaps	$29,440	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	150,905

Total		$663,525			$29,440

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$21,632	$(372,379)

Total		$21,632	$(372,379)

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$241,776	*	Payable for variation margin on centrally cleared swaps	$106,036	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	147,911

Total		$389,687			$106,036

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$397,671	$(407,900)

Total		$397,671	$(407,900)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2025:

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$3,025,000

Centrally Cleared Interest Rate Swaps:
Average notional amount	$26,089,714

Centrally Cleared Inflation Swaps:
Average notional amount	$42,964,286

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$2,965,000

Centrally Cleared Interest Rate Swaps:
Average notional amount	$23,057,143

Centrally Cleared Inflation Swaps:
Average notional amount	$33,464,286

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$150,905	$	– 0	–	$	– 0	–	$	– 0	–	$150,905

Total	$150,905	$	– 0	–	$	– 0	–	$	– 0	–	$150,905	^

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AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$147,911	$	– 0	–	$	– 0	–	$	– 0	–	$147,911

Total	$147,911	$	– 0	–	$	– 0	–	$	– 0	–	$147,911	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended		Six Months Ended
	November 30, 2025	Year Ended	November 30, 2025	Year Ended
	(unaudited)	May 31, 2025	(unaudited)	May 31, 2025

Class A
Shares sold	567,112	1,109,735	$5,794,383	$11,535,017
Shares issued in reinvestment of dividends	80,020	146,838	814,177	1,520,187

Shares converted from Class C	25,553	87,558	258,579	909,320

Shares redeemed	(837,514)	(1,655,578)	(8,524,130)	(17,105,502)

Net decrease	(164,829)	(311,447)	$(1,656,991)	$(3,140,978)

Class C
Shares sold	15,987	9,715	$161,893	$100,400

Shares issued in reinvestment of dividends	2,625	5,805	26,636	60,030

Shares converted to Class A	(25,604)	(87,746)	(258,579)	(909,320)

Shares redeemed	(16,100)	(62,309)	(163,375)	(641,475)

Net decrease	(23,092)	(134,535)	$(233,425)	$(1,390,365)

Advisor Class
Shares sold	5,048,920	5,422,269	$51,091,451	$55,936,781

Shares issued in reinvestment of dividends	208,878	361,164	2,125,281	3,737,012

Shares redeemed	(2,655,502)	(5,227,487)	(26,785,256)	(53,363,788)

Net increase	2,602,296	555,946	$26,431,476	$6,310,005

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended		Six Months Ended
	November 30, 2025	Year Ended	November 30, 2025	Year Ended
	(unaudited)	May 31, 2025	(unaudited)	May 31, 2025

Class A
Shares sold	315,359	850,929	$3,240,143	$8,914,642

Shares issued in reinvestment of dividends	100,529	193,406	1,039,852	2,017,968

Shares converted from Class C	38,674	61,865	400,879	647,696

Shares redeemed	(803,649)	(1,499,160)	(8,249,495)	(15,648,256)

Net decrease	(349,087)	(392,960)	$(3,568,621)	$(4,067,950)

Class C
Shares sold	30,373	58,843	$310,466	$610,541

Shares issued in reinvestment of dividends	3,389	7,879	34,953	82,044

Shares converted to Class A	(38,768)	(62,019)	(400,879)	(647,696)

Shares redeemed	(39,048)	(119,226)	(401,418)	(1,231,391)

Net decrease	(44,054)	(114,523)	$(456,878)	$(1,186,502)

Advisor Class
Shares sold	2,573,763	2,042,135	$26,500,821	$21,259,107

Shares issued in reinvestment of dividends	93,143	159,927	964,578	1,668,964

Shares redeemed	(981,269)	(1,834,399)	(10,097,359)	(19,056,658)

Net increase	1,685,637	367,663	$17,368,040	$3,871,413

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may

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result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, catastrophic natural disasters, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, and public health crises (including the occurrence of a contagious disease or illness). The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Each Portfolio may invest in Guam municipal bonds and, therefore, may be impacted by political, economic, or regulatory developments that affect issuers in Guam and their ability to pay principal and interest on their obligation.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make

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timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically

48 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the tax years ended November 30, 2024 and November 30, 2023 were as follows:

AB Massachusetts Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$640,398	$790,969

Total taxable distributions	640,398	790,969
Tax exempt distributions	6,852,276	5,480,325

Total distributions paid	$7,492,674	$6,271,294

ABFunds.com	AB Municipal Income Fund II 49

NOTES TO FINANCIAL STATEMENTS (continued)

AB Virginia Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$217,760	$390,452

Total taxable distributions	217,760	390,452
Tax exempt distributions	5,326,667	5,086,938

Total distributions paid	$5,544,427	$5,477,390

As of November 30, 2024, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)	Undistributed Long-Term Gains		Accumulated Capital and Other Losses(b)	Unrealized Appreciation (Depreciation)(c)	Total Accumulated Earnings (Deficit)(d)
AB Massachusetts	$29,223	$	– 0 –	$(3,362,015)	$344,200	$(2,988,592)
AB Virginia	986		– 0 –	(5,520,559)	(1,721,547)	(7,241,120)

(a)	These amounts represent 100% tax exempt income.

(b)

At, November 30, 2024, AB Massachusetts Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB Massachusetts Portfolio and AB Virginia Portfolio had net capital loss carry forwards of $3,362,015 and $5,520,559, respectively.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, debt restructuring and the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2024, the Portfolios’ most recent tax year end, the Portfolios’ had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Massachusetts	$2,737,117	$624,898
AB Virginia	5,520,559	– 0	–

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

50 AB Municipal Income Fund II	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class A
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024		2023	2022	2021

Net asset value, beginning of period	$ 10.05		$ 10.27	$ 10.30		$ 10.66	$ 11.66	$ 11.15

Income From Investment Operations
Net investment income(a)(b)	.17		.32	.30		.27	.24	.27
Net realized and unrealized gain (loss) on investment transactions	.29		(.23)	(.03	)(c)	(.34)	(1.00)	.52

Net increase (decrease) in net asset value from operations	.46		.09	.27		(.07)	(.76)	.79

Less: Dividends
Dividends from net investment income	(.17)		(.31)	(.30)		(.29)	(.24)	(.28)

Net asset value, end of period	$ 10.34		$ 10.05	$ 10.27		$ 10.30	$ 10.66	$ 11.66

Total Return

Total investment return based on net asset value(d)	4.64%		.87%	2.69%		(.64)%	(6.63)%	7.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,372		$72,978	$77,741		$85,971	$104,117	$121,419

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	.77	%^	.77%	.77%		.77%	.77%	.77%

Expenses, before waivers/reimbursements(e)(f)	.89	%^	.89%	.89%		.90%	.87%	.90%

Net investment income(b)	3.36	%^	3.05%	2.94%		2.65%	2.08%	2.36%
Portfolio turnover rate	8%		20%	15%		14%	11%	4%

See footnote summary on page 56.

ABFunds.com	AB Municipal Income Fund II 51

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class C
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024		2023	2022	2021

Net asset value, beginning of period	$ 10.03		$ 10.25	$ 10.28		$ 10.64	$ 11.64	$ 11.13

Income From Investment Operations

Net investment income(a)(b)	.13		.24	.22		.20	.15	.19
Net realized and unrealized gain (loss) on investment transactions	.29		(.22)	(.02	)(c)	(.35)	(1.00)	.51

Net increase (decrease) in net asset value from operations	.42		.02	.20		(.15)	(.85)	.70

Less: Dividends

Dividends from net investment income	(.13)		(.24)	(.23)		(.21)	(.15)	(.19)

Net asset value, end of period	$ 10.32		$ 10.03	$ 10.25		$ 10.28	$ 10.64	$ 11.64

Total Return

Total investment return based on net asset value(d)	4.27%		.12%	1.92%		(1.39)%	(7.35)%	6.36%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,063		$2,237	$3,664		$6,146	$8,904	$16,789

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.52	%^	1.52%	1.52%		1.52%	1.52%	1.52%

Expenses, before waivers/reimbursements(e)(f)	1.64	%^	1.64%	1.64%		1.65%	1.62%	1.65%

Net investment income(b)	2.61	%^	2.29%	2.19%		1.90%	1.32%	1.62%

Portfolio turnover rate	8%		20%	15%		14%	11%	4%

See footnote summary on page 56.

52 AB Municipal Income Fund II	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Advisor Class
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024		2023	2022	2021

Net asset value, beginning of period	$ 10.05		$ 10.26	$ 10.30		$ 10.66	$ 11.66	$ 11.15

Income From Investment Operations

Net investment income(a)(b)	.18		.34	.33		.30	.27	.30
Net realized and unrealized gain (loss) on investment transactions	.29		(.21)	(.04	)(c)	(.35)	(1.00)	.52

Net increase (decrease) in net asset value from operations	.47		.13	.29		(.05)	(.73)	.82

Less: Dividends

Dividends from net investment income	(.18)		(.34)	(.33)		(.31)	(.27)	(.31)

Net asset value, end of period	$ 10.34		$ 10.05	$ 10.26		$ 10.30	$ 10.66	$ 11.66

Total Return

Total investment return based on net asset value(d)	4.78%		1.22%	2.85%		(.39)%	(6.39)%	7.42%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$184,992		$153,670	$151,254		$111,450	$109,141	$78,396

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	.52	%^	.52%	.52%		.52%	.52%	.52%

Expenses, before waivers/reimbursements(e)(f)	.64	%^	.64%	.64%		.65%	.62%	.65%

Net investment income(b)	3.60	%^	3.30%	3.19%		2.91%	2.34%	2.61%

Portfolio turnover rate	8%		20%	15%		14%	11%	4%

See footnote summary on page 56.

ABFunds.com	AB Municipal Income Fund II 53

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.17		$ 10.30	$ 10.31	$ 10.62	$ 11.61	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.17		.32	.28	.26	.23	.26
Net realized and unrealized gain (loss) on investment transactions	.34		(.14)	(.02)	(.30)	(.99)	.52

Net increase (decrease) in net asset value from operations	.51		.18	.26	(.04)	(.76)	.78

Less: Dividends

Dividends from net investment income	(.16)		(.31)	(.27)	(.27)	(.23)	(.26)

Net asset value, end of period	$ 10.52		$ 10.17	$ 10.30	$ 10.31	$ 10.62	$ 11.61

Total Return

Total investment return based on net asset value(d)	5.09%		1.69%	2.53%	(.37)%	(6.64)%	7.10%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$100,197		$100,420	$105,807	$115,542	$133,626	$147,660

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	.80	%^	.80%	.80%	.80%	.80%	.80%

Expenses, before waivers/reimbursements(e)(f)	.90	%^	.91%	.89%	.91%	.86%	.89%

Net investment income(b)	3.20	%^	3.03%	2.76%	2.49%	2.04%	2.27%

Portfolio turnover rate	7%		20%	15%	13%	13%	9%

See footnote summary on page 56.

54 AB Municipal Income Fund II	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.14		$ 10.27	$ 10.28	$ 10.59	$ 11.58	$ 11.07

Income From Investment Operations

Net investment income(a)(b)	.13		.24	.21	.18	.15	.17
Net realized and unrealized gain (loss) on investment transactions	.34		(.14)	(.03)	(.30)	(1.00)	.51

Net increase (decrease) in net asset value from operations	.47		.10	.18	(.12)	(.85)	.68

Less: Dividends

Dividends from net investment income	(.12)		(.23)	(.19)	(.19)	(.14)	(.17)

Net asset value, end of period	$ 10.49		$ 10.14	$ 10.27	$ 10.28	$ 10.59	$ 11.58

Total Return

Total investment return based on net asset value(d)	4.72%		.84%	1.87%	(1.11)%	(7.37)%	6.22%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,474		$3,805	$5,033	$7,163	$8,452	$13,118

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(e)(f)	1.66	%^	1.66%	1.64%	1.67%	1.61%	1.64%

Net investment income(b)	2.46	%^	2.27%	2.01%	1.74%	1.29%	1.53%

Portfolio turnover rate	7%		20%	15%	13%	13%	9%

See footnote summary on page 56.

ABFunds.com	AB Municipal Income Fund II 55

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.17		$ 10.31	$ 10.31	$ 10.62	$ 11.61	$ 11.10

Income From Investment Operations

Net investment income(a)(b)	.18		.34	.31	.28	.26	.29
Net realized and unrealized gain (loss) on investment transactions	.35		(.15)	(.01)	(.30)	(.99)	.51

Net increase (decrease) in net asset value from operations	.53		.19	.30	(.02)	(.73)	.80

Less: Dividends

Dividends from net investment income	(.18)		(.33)	(.30)	(.29)	(.26)	(.29)

Net asset value, end of period	$ 10.52		$ 10.17	$ 10.31	$ 10.31	$ 10.62	$ 11.61

Total Return

Total investment return based on net asset value(d)	5.22%		1.84%	2.89%	(.12)%	(6.41)%	7.27%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$104,026		$83,430	$80,755	$85,165	$90,811	$75,692

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	.55	%^	.55%	.55%	.55%	.55%	.55%

Expenses, before waivers/reimbursements(e)(f)	.65	%^	.66%	.64%	.66%	.61%	.64%

Net investment income(b)	3.44	%^	3.28%	3.01%	2.73%	2.30%	2.51%

Portfolio turnover rate.	7%		20%	15%	13%	13%	9%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended November 30, 2025, such waiver amounted to .01%, respectively.

56 AB Municipal Income Fund II	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021
AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.76	%^	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.89	%^	.89%	.89%	.90%	.87%	.90%
Class C
Net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.64	%^	1.64%	1.64%	1.65%	1.62%	1.65%
Advisor Class
Net of waivers/reimbursements	.51	%^	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.64	%^	.64%	.64%	.65%	.62%	.65%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.79	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.90	%^	.91%	.89%	.91%	.86%	.89%
Class C
Net of waivers/reimbursements	1.54	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.66	%^	1.66%	1.64%	1.66%	1.61%	1.64%
Advisor Class
Net of waivers/reimbursements	.54	%^	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.65	%^	.66%	.64%	.66%	.61%	.64%

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund II 57

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”):

•	AB Massachusetts Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

58 AB Municipal Income Fund II	ABFunds.com

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the

ABFunds.com	AB Municipal Income Fund II 59

Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception, as applicable. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median for AB Massachusetts Portfolio and above the median for AB Virginia Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap. The directors noted

60 AB Municipal Income Fund II	ABFunds.com

that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio for AB Massachusetts Portfolio was lower than the medians, and that the expense ratio for AB Virginia Portfolio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Municipal Income Fund II 61

NOTES

62 AB Municipal Income Fund II	ABFunds.com

NOTES

ABFunds.com	AB Municipal Income Fund II 63

NOTES

64 AB Municipal Income Fund II	ABFunds.com

AB MUNICIPAL INCOME FUND II

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MIFII-0152-1125

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 26, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: January 26, 2026